                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21121
                                                      ---------

                            Large-Cap Core Portfolio
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.8%

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.0%

General Dynamics Corp.                                            3,550    $      371,330
Northrop Grumman Corp.                                            5,100           277,236
-----------------------------------------------------------------------------------------
                                                                           $      648,566
-----------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.0%

FedEx Corp.                                                       3,170    $      312,213
-----------------------------------------------------------------------------------------
                                                                           $      312,213
-----------------------------------------------------------------------------------------

BEVERAGES -- 2.4%

Anheuser-Busch Cos., Inc.                                         6,800    $      344,964
PepsiCo, Inc.                                                     8,150           425,430
-----------------------------------------------------------------------------------------
                                                                           $      770,394
-----------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 4.2%

Amgen, Inc.(1)                                                    6,000    $      384,900
Genzyme Corp.(1)                                                  7,100           412,297
Sepracor, Inc.(1)                                                 9,400           558,078
-----------------------------------------------------------------------------------------
                                                                           $    1,355,275
-----------------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.9%

Franklin Resources, Inc.                                          5,700    $      397,005
Goldman Sachs Group, Inc.                                         5,400           561,816
Merrill Lynch & Co., Inc.                                        10,200           609,654
-----------------------------------------------------------------------------------------
                                                                           $    1,568,475
-----------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.2%

Anglo Irish Bank Corp. PLC(2)                                    12,000    $      291,600
Bank of America Corp.                                            11,862           557,395
TCF Financial Corp.                                               8,200           263,548
Wachovia Corp.                                                    8,400           441,840
Wells Fargo & Co.                                                 7,350           456,803
-----------------------------------------------------------------------------------------
                                                                           $    2,011,186
-----------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 5.1%

Avaya, Inc.(1)                                                   28,600    $      491,920
Cisco Systems, Inc.(1)                                           19,100           368,630
Corning, Inc.(1)                                                 31,600           371,932
Research in Motion Ltd.(1)(2)                                     4,900           403,858
-----------------------------------------------------------------------------------------
                                                                           $    1,636,340
-----------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.8%

International Business Machines Corp.                             2,600    $      256,308
-----------------------------------------------------------------------------------------
                                                                           $      256,308
-----------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 5.5%

American Express Co.                                              6,400    $      360,768
Citigroup, Inc.                                                   8,600           414,348
JPMorgan Chase & Co.                                             12,000           468,120
Moody's Corp.                                                     6,000           521,100
-----------------------------------------------------------------------------------------
                                                                           $    1,764,336
-----------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.1%

Emerson Electric Co.                                              9,700    $      679,970
-----------------------------------------------------------------------------------------
                                                                           $      679,970
-----------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%

Agilent Technologies, Inc.(1)                                    12,800    $      308,480
Flextronics International Ltd.(1)(2)                             26,200           362,084
-----------------------------------------------------------------------------------------
                                                                           $      670,564
-----------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.0%

GlobalSantaFe Corp.                                              10,500    $      347,655
Halliburton Co.                                                   7,500           294,300
-----------------------------------------------------------------------------------------
                                                                           $      641,955
-----------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 2.6%

Walgreen Co.                                                     15,400    $      590,898
Wal-Mart Stores, Inc.                                             4,550           240,331
-----------------------------------------------------------------------------------------
                                                                           $      831,229
-----------------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.9%

Hershey Foods Corp.                                               5,200    $      288,808
Nestle SA(2)                                                      1,300           339,295
-----------------------------------------------------------------------------------------
                                                                           $      628,103
-----------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT & SUPPLIES -- 2.7%

Baxter International, Inc.                                       10,200    $      352,308
Medtronic, Inc.                                                  10,500           521,535
-----------------------------------------------------------------------------------------
                                                                           $      873,843
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE-PROVIDERS & SERVICES -- 1.2%

Caremark Rx, Inc.(1)                                              9,700    $      382,471
-----------------------------------------------------------------------------------------
                                                                           $      382,471
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.2%

Procter & Gamble Co.                                              7,300    $      402,084
-----------------------------------------------------------------------------------------
                                                                           $      402,084
-----------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 3.2%

General Electric Co.                                             11,200    $      408,800
Tyco International Ltd.(2)                                       17,200           614,728
-----------------------------------------------------------------------------------------
                                                                           $    1,023,528
-----------------------------------------------------------------------------------------

INSURANCE -- 2.0%

Aflac Corp.                                                       6,900    $      274,896
Berkshire Hathaway, Inc., Class B(1)                                125           367,000
-----------------------------------------------------------------------------------------
                                                                           $      641,896
-----------------------------------------------------------------------------------------

IT SERVICES -- 2.3%

Accenture Ltd., Class A(1)(2)                                    14,250    $      384,750
First Data Corp.                                                  8,700           370,098
-----------------------------------------------------------------------------------------
                                                                           $      754,848
-----------------------------------------------------------------------------------------

MACHINERY -- 3.4%

Danaher Corp.                                                     6,000    $      344,460
Deere & Co.                                                       6,000           446,400
Illinois Tool Works, Inc.                                         3,150           291,942
-----------------------------------------------------------------------------------------
                                                                           $    1,082,802
-----------------------------------------------------------------------------------------

MEDIA -- 5.5%

Comcast Corp., Class A(1)                                        12,000    $      394,080
McGraw-Hill Cos., Inc., (The)                                     6,900           631,626
Omnicom Group, Inc.                                               4,100           345,712
Time Warner, Inc.(1)                                             21,200           412,128
-----------------------------------------------------------------------------------------
                                                                           $    1,783,546
-----------------------------------------------------------------------------------------

METALS & MINING -- 2.6%

Alcoa, Inc.                                                      13,100    $      411,602
Inco, Ltd.(1)(2)                                                 11,500           422,970
-----------------------------------------------------------------------------------------
                                                                           $      834,572
-----------------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.9%

Target Corp.                                                      5,400    $      280,422
-----------------------------------------------------------------------------------------
                                                                           $      280,422
-----------------------------------------------------------------------------------------

OIL & GAS -- 5.4%

Apache Corp.                                                      5,800    $      293,306
BP PLC ADR                                                        7,620           445,008
ConocoPhillips                                                    2,950           256,149
Exxon Mobil Corp.                                                 9,210           472,105
Williams Co., Inc. (The)                                         16,000           260,640
-----------------------------------------------------------------------------------------
                                                                           $    1,727,208
-----------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 2.7%

Estee Lauder Cos., Inc. (The), Class A                            6,800    $      311,236
Gillette Co. (The)                                               12,480           558,854
-----------------------------------------------------------------------------------------
                                                                           $      870,090
-----------------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.6%

Abbott Laboratories                                               6,800    $      317,220
Pfizer, Inc.                                                     17,470           469,768
Teva Pharmaceuticals Industries Ltd. ADR                         12,000           358,320
Valeant Pharmaceuticals International                            12,500           329,375
Watson Pharmaceuticals, Inc.(1)                                  10,100           331,381
-----------------------------------------------------------------------------------------
                                                                           $    1,806,064
-----------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.1%

Broadcom Corp., Class A(1)                                       14,900    $      480,972
Intel Corp.                                                      13,500           315,765
Linear Technology Corp.                                           7,500           290,700
Maxim Integrated Products, Inc.                                   6,100           258,579
Microchip Technology, Inc.                                       10,600           282,596
-----------------------------------------------------------------------------------------
                                                                           $    1,628,612
-----------------------------------------------------------------------------------------

SOFTWARE -- 4.6%

Microsoft Corp.                                                  20,720    $      553,431
Oracle Corp.(1)                                                  18,500           253,820
SAP AG ADR                                                       10,100           446,521
Symantec Corp.(1)                                                 9,000           231,840
-----------------------------------------------------------------------------------------
                                                                           $    1,485,612
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.7%

Bed Bath and Beyond, Inc.(1)                                     12,000    $      477,960
Home Depot, Inc. (The)                                            9,000           384,660
-----------------------------------------------------------------------------------------
                                                                           $      862,620
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.1%

Sprint Corp.                                                     14,000    $      347,900
-----------------------------------------------------------------------------------------
                                                                           $      347,900
-----------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.8%

Nike, Inc., Class B                                               6,600    $      598,554
-----------------------------------------------------------------------------------------
                                                                           $      598,554
-----------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.9%

Countrywide Financial Corp.                                       7,800    $      288,678
-----------------------------------------------------------------------------------------
                                                                           $      288,678
-----------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS SERVICES -- 1.1%

Nextel Communications, Inc., Class A(1)                          11,400    $      342,000
-----------------------------------------------------------------------------------------
                                                                           $      342,000
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $27,049,001)                                           $   31,792,264
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.3%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------
General Electric Capital Corp., 1.95%, 1/3/05           $           407    $      406,956
-----------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $406,956)                                           $      406,956
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%

                                                        PRINCIPAL
                                                        AMOUNT
SECURITY                                                (000'S OMITTED)    VALUE
-----------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
2.25%, 1/3/05                                           $           641    $      641,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $641,000)                                           $      641,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.1%
   (IDENTIFIED COST $28,096,957)                                           $   32,840,220
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.1)%                                   $     (677,725)
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $   32,162,495
-----------------------------------------------------------------------------------------

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2004

ASSETS

Investments, at value (identified cost, $28,096,957)                      $   32,840,220
Cash                                                                              41,221
Dividends and interest receivable                                                 21,163
Tax reclaim receivable                                                             2,703
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                              $   32,905,307
----------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                         $      726,651
Payable to affiliate for Trustees' fees                                               33
Accrued expenses                                                                  16,128
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                         $      742,812
----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                 $   32,162,495
----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                   $   27,418,962
Net unrealized appreciation (computed on the basis of
   identified cost)                                                            4,743,533
----------------------------------------------------------------------------------------
TOTAL                                                                     $   32,162,495
----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $4,450)                                  $      346,674
Interest                                                                          11,358
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   $      358,032
----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                    $      161,678
Trustees' fees and expenses                                                          142
Custodian fee                                                                     28,566
Legal and accounting services                                                     19,340
Miscellaneous                                                                      3,633
----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                            $      213,359
----------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                    $          311
----------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                  $          311
----------------------------------------------------------------------------------------

NET EXPENSES                                                              $      213,048
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     $      144,984
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                        $      433,491
   Foreign currency transactions                                                    (757)
----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                         $      432,734
----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                    $    2,272,397
   Foreign currency                                                                  219
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      $    2,272,616
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                          $    2,705,350
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                $    2,850,334
----------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                      YEAR ENDED           YEAR ENDED
IN NET ASSETS                                            DECEMBER 31, 2004    DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                 $         144,984    $          19,911
   Net realized gain (loss)
      from investment transactions and
      foreign currency transactions                                432,734              (55,749)
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency                           2,272,616            2,502,237
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $       2,850,334    $       2,466,399
-----------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $      19,232,332    $      13,110,687
   Withdrawals                                                  (7,499,376)          (3,696,639)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $      11,732,956    $       9,414,048
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               $      14,583,290    $      11,880,447
-----------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                     $      17,579,205    $       5,698,758
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                           $      32,162,495    $      17,579,205
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                         YEAR ENDED DECEMBER 31,
                                                                     -------------------------------         PERIOD ENDED
                                                                         2004               2003         DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                              0.85%              1.15%                    4.48%(2)
   Net expenses after custodian fee reduction                                0.85%              1.15%                    4.47%(2)
   Net investment income (loss)                                              0.58%              0.19%                   (3.03)%(2)
Portfolio Turnover                                                             45%                64%                      11%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                             10.98%             23.83%                   (0.73)%
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                              $     32,162       $     17,579     $              5,699
-----------------------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                  0.86%                --                       --
   Expenses after custodian fee reduction                                    0.86%                --                       --
   Net investment income                                                     0.57%                --                       --
-----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, September 9, 2002 to December 31, 2002.
(2)  Annualized.
(3)  Total return is historical and is not computed on an annualized basis.

                        See notes to financial statements

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES

Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2004, the Eaton Vance Large-Cap Core Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2004, there were no credit balances used to reduce the Portfolio's custodian fee.

J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K OTHER -- Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2004, the advisory fee amounted to $161,678. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the period from May 1, 2004 to December 31, 2004, BMR waived $311 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

Purchases and sales of investments, other than short-term obligations, aggregated $22,614,453 and $10,795,322, respectively, for the year ended December 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                                                    $   28,097,236
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $    4,950,226
Gross unrealized depreciation                                           (207,242)
--------------------------------------------------------------------------------

NET UNREALIZED APPRECIATION                                       $    4,742,984
--------------------------------------------------------------------------------

5 FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2004.

6  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended December 31, 2004.

LARGE-CAP CORE PORTFOLIO as of December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP CORE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Core Portfolio (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended, and the period from the start of business, September 9, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Large-Cap Core Portfolio as of December 31, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 18, 2005

EATON VANCE LARGE-CAP CORE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Core Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. "FOX" refers to Fox Asset Management. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. FOX is a majority owned subsidiary of EVC.

                           POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                            WITH THE        OFFICE AND                                  IN FUND COMPLEX
        NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH        THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes              Trustee      Trustee of the   Chairman, President and            195               Director of EVC
11/9/41                                     Trust since    Chief Executive Officer
                                           1989; of the    of BMR, EVC, EVM and EV;
                                         Portfolio since   Director of EV; Vice
                                              2002         President and Director of
                                                           EVD. Trustee and/or
                                                           officer of 195 registered
                                                           investment companies in
                                                           the Eaton Vance Fund
                                                           Complex. Mr. Hawkes is an
                                                           interested person because
                                                           of his positions with
                                                           BMR, EVM, EVC and EV,
                                                           which are affiliates of
                                                           the Fund and the
                                                           Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Chairman of    Trustee of the   Jacob H. Schiff Professor          195            Director of Tiffany &
2/23/35                    the Board       Trust since     of Investment Banking                                 Co. (specialty
                           and Trustee     1989; of the    Emeritus, Harvard                                 retailer) and Telect,
                                          Portfolio since  University Graduate                              Inc. (telecommunication
                                             2002 and      School of Business                                  services company)
                                          Chairman of the  Administration.
                                         Board since 2005

William H. Park              Trustee        Since 2003     President and Chief                195                     None
9/19/47                                                    Executive Officer,
                                                           Prizm Capital
                                                           Management, LLC
                                                           (investment management
                                                           firm) (since 2002).
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) (1982-2001).

Ronald A. Pearlman           Trustee        Since 2003     Professor of Law,                  195                     None
7/10/40                                                    Georgetown University
                                                           Law Center (since
                                                           1999). Tax Partner,
                                                           Covington & Burling,
                                                           Washington, DC
                                                           (1991-2000).

Norton H. Reamer             Trustee      Trustee of the   President, Chief                   195                     None
9/21/35                                    Trust since     Executive Officer and a
                                          1989; of the     Director of Asset
                                         Portfolio since   Management Finance
                                              2002         Corp. (a specialty
                                                           finance company serving
                                                           the investment
                                                           management industry)
                                                           (since October 2003).
                                                           President, Unicorn
                                                           Corporation (an
                                                           investment and
                                                           financial advisory
                                                           services company)
                                                           (since September 2000).
                                                           Formerly, Chairman and
                                                           Chief Operating
                                                           Officer, Hellman,
                                                           Jordan Management Co.,
                                                           Inc. (an investment
                                                           management company)
                                                           (2000-2003). Formerly,
                                                           Advisory Director of
                                                           Berkshire Capital
                                                           Corporation (investment
                                                           banking firm)
                                                           (2002-2003). Formerly
                                                           Chairman of the Board,
                                                           United Asset Management
                                                           Corporation (a holding
                                                           company owning
                                                           institutional
                                                           investment management
                                                           firms) and Chairman,
                                                           President and Director,
                                                           UAM Funds (mutual
                                                           funds) (1980-2000).

Lynn A. Stout                Trustee      Trustee of the   Professor of Law,                  195                     None
9/14/57                                    Trust since     University of
                                           1998; of the    California at Los
                                          Portfolio since  Angeles School of Law
                                              2002         (since July 2001).
                                                           Formerly, Professor of
                                                           Law, Georgetown
                                                           University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)               TERM OF
                              WITH THE               OFFICE AND
        NAME AND             TRUST AND                LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH          THE PORTFOLIO              SERVICE                          DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the          Since 2002         Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                         Trust                                   Investment Officer of EVM and BMR and Director of EVC.
                                                                        Chief Executive Officer of Belair Capital Fund LLC,
                                                                        Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                        Belport Capital Fund LLC and Belrose Capital Fund LLC
                                                                        (private investment companies sponsored by EVM). Officer
                                                                        of 59 registered investment companies managed by EVM or
                                                                        BMR.

Duke E. Laflamme           Vice President of         Since 2001         Vice President of EVM and BMR. Officer of 11 registered
7/8/69                         the Trust                                investment companies managed by EVM or BMR.

Thomas H. Luster           Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 16 registered
4/8/62                         the Trust                                investment companies managed by EVM or BMR.

Lewis R. Piantedosi        Vice President of         Since 2002         Vice President of EVM and BMR. Officer of 4 registered
8/10/65                      the Portfolio                              investment companies managed by EVM or BMR.

George C. Pierides         Vice President of         Since 2004         Senior Managing Director of Fox. Officer of 12 registered
12/26/57                     the Trust                                  investment companies managed by EVM or BMR.

Duncan W. Richardson       President of the          Since 2002         Senior Vice President and Chief Equity Investment Officer
10/26/57                      Portfolio                                 of EVM and BMR. Officer of 46 registered investment
                                                                        companies managed by EVM or BMR.

Alan R. Dynner                Secretary            Secretary of the     Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                         Trust since 1997; of   EVM, EVD, EV and EVC. Officer of 195 registered
                                                 the Portfolio since    investment companies managed by EVM or BMR.
                                                         2002

Michelle A. Green          Treasurer of the          Since 2002         Vice President of EVM and BMR. Chief Financial Officer of
8/25/69                       Portfolio                                 Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                        Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                        Belrose Capital Fund LLC (private investment companies
                                                                        sponsored by EVM). Officer of 82 registered investment
                                                                        companies managed by EVM or BMR.

James L. O'Connor          Treasurer of the          Since 1989         Vice President of BMR, EVM and EVD. Officer of 117
4/1/45                          Trust                                   registered investment companies managed by EVM or BMR.

Paul M. O'Neil             Chief Compliance          Since 2004         Vice President of EVM and BMR. Officer of 195 registered
7/11/53                        Officer                                  investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustee and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                     12/31/03                         12/31/04
--------------------------------------------------------------------------------
Audit Fees                            $  14,420                        $  14,833

Audit-Related Fees(1)                 $       0                        $       0

Tax Fees(2)                           $   4,000                        $   4,100

All Other Fees(3)                     $       0                        $       0
                                      ------------------------------------------

Total                                 $  18,420                        $  18,933
                                      ==========================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                     12/31/03                         12/31/04
--------------------------------------------------------------------------------
Registrant                            $   4,000                        $   4,100

Eaton Vance (1)                       $ 479,858                        $ 334,713

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE-CAP CORE PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ Michelle A. Green
       ---------------------
       Michelle A. Green
       Treasurer


Date:  February 16, 2005


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  February 16, 2005